Document and Entity Information	Mar. 17, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000880631
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	WisdomTree, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10932
Entity Tax Identification Number	13-3487784
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(212)
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WT
Security Exchange Name	NYSE
Securrencyseriesaconvertiblepreferredstock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE